Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

	December 31, 2020	December 31, 2019
Finished products	2,626	2,604
Work in progress	647	767
Consumable inventory	788	903
Total	4,061	4,274

Schedule of reversal (provision) for net realizable value

	Year ended December 31,
	2020	2019	2018
Reversal (provision) for net realizable value	3	24	(4)